LOANS, FINANCING AND DEBENTURES - Fundraising costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LOANS, FINANCING AND DEBENTURES
Cost	R$ 1,003,612
Amortization	632,331
Balance to be amortized	371,281	R$ 320,053
Bonds
LOANS, FINANCING AND DEBENTURES
Cost	434,970
Amortization	270,145
Balance to be amortized	164,825	210,822
CRA and NCE
LOANS, FINANCING AND DEBENTURES
Cost	125,222
Amortization	122,526
Balance to be amortized	2,696	10,838
Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Cost	196,526
Amortization	144,364
Balance to be amortized	52,162	75,520
Debentures
LOANS, FINANCING AND DEBENTURES
Cost	123,216
Amortization	20,981
Balance to be amortized	102,235	9,984
BNDES
LOANS, FINANCING AND DEBENTURES
Cost	63,588
Amortization	53,734
Balance to be amortized	9,854	12,016
IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Cost	41,943
Amortization	3,032
Balance to be amortized	38,911
Others
LOANS, FINANCING AND DEBENTURES
Cost	18,147
Amortization	17,549
Balance to be amortized	R$ 598	R$ 873